SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Global Opportunities Fund

June 30, 2026 (Unaudited)
Shares		Value
Common Stocks — 99.4%
France — 5.3%
17,429	LVMH Moet Hennessy Louis Vuitton SE	$9,639,289
36,402	Safran SA	14,345,339
		23,984,628
Germany — 2.3%
55,118	Siemens Energy AG	10,507,779

Italy — 3.2%
2,064,543	Intesa Sanpaolo SpA	14,190,200

Japan — 5.1%
347,000	Mitsubishi Electric Corp.	12,726,054
259,100	Sumitomo Mitsui Financial Group, Inc.	10,156,476
		22,882,530
Taiwan — 6.4%
38,308	MediaTek, Inc.	5,220,029
49,340	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	23,563,304
		28,783,333
United Kingdom — 12.5%
51,848	AstraZeneca Plc	9,680,245
12,500	AstraZeneca Plc	2,370,250
375,124	BAE Systems Plc	9,193,026
87,037	InterContinental Hotels Group Plc	14,960,148
482,476	National Grid Plc	7,957,829
451,122	Standard Chartered Plc	12,199,500
		56,360,998
United States — 64.6%
45,100	Akamai Technologies, Inc.*	5,331,271
80,280	Alphabet, Inc., Class A	28,689,664
87,800	Amazon.com, Inc.*	20,926,252
78,500	Apple, Inc.	22,714,760
10,560	AppLovin Corp., Class A*	5,440,829
14,400	ARM Holdings Plc, ADR*	5,105,808
2,870	AutoZone, Inc.*	9,172,348
28,800	Boeing Co. (The)*	6,234,336
38,400	Cheniere Energy, Inc.	9,177,984
90,100	Citigroup, Inc.	12,610,396
82,400	ConocoPhillips	8,566,304
115,300	Corteva, Inc.	9,764,757
5,760	Costco Wholesale Corp.	5,388,307
43,300	CRH Plc	4,633,100
133,500	CSX Corp.	6,345,255
8,900	Eli Lilly & Co.	10,674,927

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Global Opportunities Fund  (cont.)

June 30, 2026 (Unaudited)
Shares		Value
46,900	Entergy Corp.	$5,386,934
35,400	Houlihan Lokey, Inc.	4,748,202
68,600	Ionis Pharmaceuticals, Inc.*	5,439,294
25,460	JPMorgan Chase & Co.	8,333,822
7,480	McKesson Corp.	5,651,888
11,400	Micron Technology, Inc.	13,158,906
4,770	Monolithic Power Systems, Inc.	6,593,857
99,780	Netflix, Inc.*	7,124,292
70,100	NVIDIA Corp.	14,026,309
35,700	Packaging Corp. of America	8,506,596
61,000	Prologis, Inc., REIT	8,263,670
29,400	Snowflake, Inc.*	7,482,300
10,320	Thermo Fisher Scientific, Inc.	5,174,035
39,600	Twilio, Inc., Class A*	8,170,668
107,700	Walmart, Inc.	12,198,102
		291,035,173
Total Common Stocks		447,744,641
(Cost $395,495,657)
Investment Company — 0.4%
1,821,216	RBC BlueBay U.S. Government Money Market Fund, Institutional Class 1 (a)	1,821,216
Total Investment Company		1,821,216
(Cost $1,821,216)
Total Investments		$449,565,857
(Cost $397,316,873) — 99.8%
Other assets in excess of liabilities — 0.2%		945,989
NET ASSETS — 100.0%		$450,511,846

(a)	Affiliated investment.
*	Non-income producing security.

Abbreviations used are defined below:
ADR - American Depositary Receipt
REIT - Real Estate Investment Trust
2